General information, statement of compliance with IFRS and going concern assumption - Schedule of information of subsidiaries before elimination of intercompany transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Assets	$ 26,326,489		$ 21,516,881	$ 36,624,098
Liabilities	80,616,606		67,895,472	33,907,713
Sales	15,315,361	$ 12,562,180	14,636,763	20,191,935	$ 9,415,119
Net income (loss)	(9,290,791)	452,251	(76,985,584)	(7,892,168)	(60,387,182)
Comprehensive income (loss)	$ (8,886,927)	$ (52,116)	$ (77,938,139)	$ (7,892,157)	$ (57,308,752)
G-Frame [member]
Disclosure of subsidiaries [line items]
Name of the subsidiary	G-Frame	G-Frame	G-Frame	G-Frame
Assets	$ 3,953,783		$ 4,327,690	$ 7,558,305
Liabilities	6,985,668		6,976,169	6,826,664
Sales	47,379	$ 571,632	1,330,525	1,563,390
Net income (loss)	(562,445)	(390,109)	(770,472)	(1,313,838)
Comprehensive income (loss)	$ (562,445)	$ (390,109)	$ (963,675)	$ (1,423,354)
G-SMATT Europe [member]
Disclosure of subsidiaries [line items]
Name of the subsidiary	G-SMATT Europe	G-SMATT Europe	G-SMATT Europe	G-SMATT Europe
Assets	$ 350,683		$ 335,725	$ 1,451,597
Liabilities	7,177,306		7,037,675	5,908,020
Sales	14,602	$ 72,701	528,274	208,741
Net income (loss)	(205,707)	(465,040)	(1,992,481)	(955,207)
Comprehensive income (loss)	$ (558,502)	$ (653,707)	$ (2,336,322)	$ (761,722)
G-SMATT Tech [member]
Disclosure of subsidiaries [line items]
Name of the subsidiary	G-SMATT Tech	G-SMATT Tech	G-SMATT Tech	G-SMATT Tech
Assets	$ 6,054		$ 5,123	$ 74,730
Liabilities	5,998,309		6,077,379	6,245,793
Sales	0	$ 793	776	37,607
Net income (loss)	452	(128,028)	(77,173)	(537,693)
Comprehensive income (loss)	$ (308,679)	$ (111,189)	$ (56,037)	$ (130,280)
G-SMATT America [member]
Disclosure of subsidiaries [line items]
Name of the subsidiary	G-SMATT America	G-SMATT America	G-SMATT America	G-SMATT America (*)
Assets	$ 26,287		$ 31,698	$ 3,413,876
Liabilities	4,023,262		3,558,071	3,001,074
Sales	9,424	$ 365,117	365,164	3,271,530
Net income (loss)	(433,708)	(791,754)	(3,948,508)	(3,116,733)
Comprehensive income (loss)	$ (708,081)	$ (788,365)	$ (3,893,128)	$ (3,255,977)
Captivision Korea, Inc [member]
Disclosure of subsidiaries [line items]
Name of the subsidiary	Captivision Korea, Inc.
Assets	$ 30,456,245
Liabilities	29,807,262
Sales	15,250,660
Net income (loss)	2,261,115
Comprehensive income (loss)	$ 2,261,115
Jaguar Global Growth Korea Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Name of the subsidiary	Jaguar Global Growth Korea Co., Ltd.
Assets	$ 128
Liabilities	721,418
Sales	0
Net income (loss)	(155)
Comprehensive income (loss)	$ (155)